Revenue - Remaining Performance Obligations (Details) $ in Millions	Dec. 31, 2021 USD ($)
Revenue from Contract with Customer [Abstract]
Remaining performance obligation, amount	$ 159
Remaining performance obligation, percentage	96.00%